Related Party Transactions - Schedule of Due to Related Party (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Beginning of the years January 1	$ 24,842	$ 25,929	$ 25,336
Exchange difference	1,549	(1,087)	593
Years ended December 31	$ 26,391	$ 24,842	$ 25,929